Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity
16. Equity
Preferred Stock
Preferred stock authorized, issued and outstanding was as follows at:

	December 31, 2015			December 31, 2014
Series	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Floating Rate Non-Cumulative Preferred Stock, Series A	27,600,000	24,000,000	24,000,000	27,600,000	24,000,000	24,000,000
6.50% Non-Cumulative Preferred Stock, Series B (1)	—	—	—	69,000,000	60,000,000	60,000,000
5.25% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C	1,500,000	1,500,000	1,500,000	—	—	—
Series A Junior Participating Preferred Stock	10,000,000	—	—	10,000,000	—	—
Not designated (1)	160,900,000	—	—	93,400,000	—	—
Total	200,000,000	25,500,000	25,500,000	200,000,000	84,000,000	84,000,000
__________________

(1)
As discussed below, MetLife, Inc. repurchased or redeemed and canceled the 6.50% Non-Cumulative Preferred Stock, Series B (the “Series B preferred stock”) in 2015. On November 3, 2015, MetLife, Inc. filed a Certificate of Elimination (the “Certificate of Elimination”) of 6.50% Non-Cumulative Preferred Stock, Series B with the Secretary of State of the State of Delaware to eliminate all references to the Series B preferred stock in MetLife, Inc.’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), including the related Certificate of Designations. As a result of the filing of the Certificate of Elimination, MetLife, Inc.’s Certificate of Incorporation was amended to eliminate all references therein to the Series B preferred stock, and the shares that were designated to such series were returned to the status of authorized but unissued shares of preferred stock, par value $0.01 per share, of MetLife, Inc., without designation as to series.

In June 2015, MetLife, Inc. issued 1,500,000 shares of 5.25% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C (the "Series C preferred stock"), with a $0.01 par value per share and a liquidation preference of $1,000 per share, for aggregate proceeds of $1.5 billion. In connection with the offering of the Series C preferred stock, MetLife, Inc. incurred $17 million of issuance costs which have been recorded as a reduction of additional paid-in capital.
In June 2015, MetLife, Inc. conducted a tender offer for up to 59,850,000 of its 60,000,000 shares of Series B preferred stock, liquidation preference $25 per share, at a purchase price of $25 per share, plus an amount equal to accrued, unpaid and undeclared dividends from, and including, June 15, 2015 to, but excluding, June 29, 2015, the settlement date of the tender offer. In June 2015, MetLife, Inc. also delivered a notice of redemption to the holders of the Series B preferred stock, pursuant to which it would redeem any shares of Series B preferred stock not purchased by it in the tender offer at a redemption price of $25 per share, without any payment for accrued, unpaid and undeclared dividends on the Series B preferred stock from, and including, June 15, 2015 to, but excluding, July 1, 2015, the redemption date. On June 29, 2015, MetLife, Inc. repurchased and canceled 37,192,413 shares of Series B preferred stock in the tender offer for $932 million in cash. On July 1, 2015, MetLife, Inc. redeemed and canceled the remaining 22,807,587 shares of Series B preferred stock not tendered in the tender offer for an aggregate redemption price of $570 million in cash. In connection with the tender offer and redemption, MetLife, Inc. recognized a preferred stock repurchase premium of $42 million (calculated as the difference between the carrying value of the Series B preferred stock and the total amount paid by MetLife, Inc. to the holders of the Series B preferred stock in connection with the tender offer and redemption), which was reflected as a reduction to retained earnings on the consolidated balance sheet.
The outstanding preferred stock ranks senior to MetLife, Inc.’s common stock with respect to the payment of dividends and distributions upon liquidation, dissolution or winding-up. Holders of the outstanding preferred stock are entitled to receive dividend payments only when, as and if declared by MetLife, Inc.’s Board of Directors or a duly authorized committee of the Board. Dividends on the preferred stock are not cumulative or mandatory. Accordingly, if dividends are not declared on the preferred stock of the applicable series for any dividend period, then any accrued dividends for that dividend period will cease to accrue and be payable. If a dividend is not declared before the dividend payment date for any such dividend period, MetLife, Inc. will have no obligation to pay dividends accrued for such dividend period whether or not dividends are declared for any future period. No dividends may be paid or declared on MetLife, Inc.’s common stock (or any other securities ranking junior to the preferred stock) and MetLife, Inc. may not purchase, redeem, or otherwise acquire its common stock (or other such junior stock) unless the full dividends for the latest completed dividend period on all outstanding shares of preferred stock, and any parity stock, have been declared and paid or provided for. If dividends are declared on MetLife, Inc.’s Floating Rate Non-Cumulative Preferred Stock, Series A (the “Series A preferred stock”), they will be payable quarterly, in arrears, at an annual rate of the greater of: (i) 1.00% above three-month LIBOR on the related LIBOR determination date; or (ii) 4.00%. If dividends are declared on the Series C preferred stock for any dividend period, they are calculated on a non-cumulative basis at a fixed rate per annum of 5.25% from the date of original issue to, but excluding, June 15, 2020, and will be calculated at a floating rate per annum equal to three-month LIBOR plus 3.575% on the related LIBOR determination date from and after June 15, 2020. Dividends on the Series C preferred stock for any dividend period are payable, if declared, semi-annually in arrears on the 15th day of June and December of each year commencing on December 15, 2015 and ending on June 15, 2020, and thereafter quarterly in arrears on the 15th day of September, December, March and June of each year. Information on payments of dividends on the Series B preferred stock is set forth in the table below.
MetLife, Inc. is prohibited from declaring dividends on the outstanding preferred stock if it fails to meet specified capital adequacy, net income and stockholders’ equity levels. Beginning on January 1, 2019, MetLife, Inc. will no longer be subject to such limitations with respect to the Series C preferred stock. See “— Dividend Restrictions — MetLife, Inc.”
Holders of the preferred stock do not have voting rights except in certain circumstances, including where the dividends have not been paid for an equivalent of six or more dividend payment periods whether or not those periods are consecutive. Under such circumstances, the holders of the preferred stock have certain voting rights with respect to members of the Board of Directors of MetLife, Inc.
The preferred stock is not subject to any mandatory redemption, sinking fund, retirement fund, purchase fund or similar provisions. The Series A preferred stock is redeemable at MetLife, Inc.’s option in whole or in part, at a redemption price of $25 per share of preferred stock, plus declared and unpaid dividends. MetLife, Inc. may, at its option, redeem the Series C preferred stock, (i) in whole but not in part, at any time prior to June 15, 2020, within 90 days after the occurrence of a “regulatory capital event,” and (ii) in whole or in part, from time to time, on or after June 15, 2020, in each case, at a redemption price equal to $1,000 per Series C preferred share, plus an amount equal to any dividends per share that have accrued but not been declared and paid for the then-current dividend period to, but excluding, such redemption date. A “regulatory capital event” could occur as a result of a change or proposed change in capital adequacy rules (or the interpretation or application thereof) that would apply to MetLife, Inc. from rules (or the interpretation or application thereof) in effect with respect to bank holding companies as of June 1, 2015 that would create a more than insubstantial risk, as determined by MetLife, Inc., that the Series C preferred stock would not be treated as “Tier 1 Capital” or as capital with attributes similar to those of Tier 1 Capital.
In December 2008, MetLife, Inc. entered into an RCC related to the Series A and Series B preferred stock and, in June 2015, MetLife, Inc. entered into an RCC related to the Series C preferred stock. As part of each such RCC, MetLife, Inc. agreed that it will not repay, redeem or purchase the preferred stock on or before December 31, 2018, unless, subject to certain limitations, it has received proceeds during a specified period from the sale of specified replacement securities. The repurchase and redemption of Series B preferred stock as described above was in compliance with the terms of the applicable RCC. The RCC is, in each case, for the benefit of the holders of the related covered debt, which is currently MetLife, Inc.’s 10.750% JSDs. The RCC will terminate upon the occurrence of certain events, including the date on which MetLife, Inc. has no series of outstanding eligible debt securities.
Information on the declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the Series A, Series B and Series C preferred stock was as follows:

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate	Series C Per Share	Series C Aggregate
			(In millions, except per share data)
November 16, 2015	November 30, 2015	December 15, 2015	$0.253	$6	$—	$—	$28.292	$43
August 17, 2015	August 31, 2015	September 15, 2015	$0.256	6	$—	—	$—	—
May 15, 2015	May 31, 2015	June 15, 2015	$0.256	7	$0.406	24	$—	—
March 5, 2015	February 28, 2015	March 16, 2015	$0.250	6	$0.406	24	$—	—
				$25		$48		$43
November 17, 2014	November 30, 2014	December 15, 2014	$0.253	$7	$0.406	$24	$—	$—
August 15, 2014	August 31, 2014	September 15, 2014	$0.256	6	$0.406	24	$—	—
May 15, 2014	May 31, 2014	June 16, 2014	$0.256	7	$0.406	24	$—	—
March 5, 2014	February 28, 2014	March 17, 2014	$0.250	6	$0.406	24	$—	—
				$26		$96		$—
November 15, 2013	November 30, 2013	December 16, 2013	$0.253	$7	$0.406	$24	$—	$—
August 15, 2013	August 31, 2013	September 16, 2013	$0.256	6	$0.406	24	$—	—
May 15, 2013	May 31, 2013	June 17, 2013	$0.256	7	$0.406	24	$—	—
March 5, 2013	February 28, 2013	March 15, 2013	$0.250	6	$0.406	24	$—	—
				$26		$96		$—

See Note 23 for information on subsequent preferred stock dividends declared.
Common Stock
Issuances
In October 2014 and September 2013, MetLife, Inc. issued 22,907,960 new shares and 22,679,955 new shares, respectively, of its common stock, each for $1.0 billion. The issuances were made in connection with the settlement of stock purchase contracts. See Note 15.
During the years ended December 31, 2015, 2014 and 2013, 5,592,622 new shares, 5,866,160 new shares and 7,663,446 new shares of common stock were issued for $216 million, $220 million and $250 million, respectively, in connection with stock option exercises and other stock-based awards. There were no shares of common stock issued from treasury stock during any of the years ended December 31, 2015, 2014 and 2013.
Repurchase Authorizations
On December 12, 2014, MetLife, Inc. announced that its Board of Directors authorized $1.0 billion of common stock repurchases in addition to previously authorized repurchases and on September 22, 2015, MetLife, Inc. announced that its Board of Directors authorized additional repurchases of $739 million of its common stock, bringing MetLife, Inc.’s available repurchase authorization under the December 2014 and September 2015 authorizations as of such date to $1.0 billion.
During the years ended December 31, 2015 and 2014, MetLife, Inc. repurchased 39,491,991 shares and 18,876,363 shares under these repurchase authorizations for $1.9 billion and $1.0 billion, respectively. No shares of common stock were repurchased during the year ended December 31, 2013. At December 31, 2015, MetLife, Inc. had $70 million remaining under its common stock repurchase authorizations. See Note 23 for information on subsequent common stock repurchases.
Under these authorizations, MetLife, Inc. may purchase its common stock from the MetLife Policyholder Trust, in the open market (including pursuant to the terms of a pre-set trading plan meeting the requirements of Rule 10b5-1 under the Securities Exchange Act of 1934 (“Exchange Act”)), and in privately negotiated transactions. Common stock repurchases are dependent upon several factors, including the Company’s capital position, liquidity, financial strength and credit ratings, general market conditions, the market price of MetLife, Inc.’s common stock compared to management’s assessment of the stock’s underlying value and applicable regulatory approvals, as well as other legal and accounting factors.
Dividends
The table below presents declaration, record and payment dates, as well as per share and aggregate dividend amounts, for common stock:

			Dividend
Declaration Date	Record Date	Payment Date	Per Share	Aggregate
			(In millions, except per share data)
October 27, 2015	November 6, 2015	December 11, 2015	$0.375	$419
July 7, 2015	August 7, 2015	September 11, 2015	$0.375	420
April 28, 2015	May 11, 2015	June 12, 2015	$0.375	420
January 6, 2015	February 6, 2015	March 13, 2015	$0.350	394
				$1,653
October 28, 2014	November 7, 2014	December 12, 2014	$0.350	$398
July 7, 2014	August 8, 2014	September 12, 2014	$0.350	395
April 22, 2014	May 9, 2014	June 13, 2014	$0.350	395
January 6, 2014	February 6, 2014	March 13, 2014	$0.275	311
				$1,499
October 22, 2013	November 8, 2013	December 13, 2013	$0.275	$311
June 25, 2013	August 9, 2013	September 13, 2013	$0.275	303
April 23, 2013	May 9, 2013	June 13, 2013	$0.275	302
January 4, 2013	February 6, 2013	March 13, 2013	$0.185	203
				$1,119

See Note 23 for information on subsequent common stock dividends declared.
The funding of the cash dividends and operating expenses of MetLife, Inc. is primarily provided by cash dividends from MetLife, Inc.’s insurance subsidiaries. The statutory capital and surplus, or net assets, of MetLife, Inc.’s insurance subsidiaries are subject to regulatory restrictions except to the extent that dividends are allowed to be paid in a given year without prior regulatory approval. Dividends exceeding these limitations can generally be made subject to regulatory approval. The nature and amount of these dividend restrictions, as well as the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries, are disclosed in “— Statutory Equity and Income” and “— Dividend Restrictions — Insurance Operations.” MetLife, Inc.’s principal non-U.S. insurance operations are branches or subsidiaries of American Life, a U.S. insurance subsidiary of the Company. In addition, the payment of dividends by MetLife, Inc. to its shareholders is also subject to restrictions. See “— Dividend Restrictions — MetLife, Inc.”
Stock-Based Compensation Plans
Description of Plans for Employees and Agents — General Terms
Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the “2005 Stock Plan”) and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan (the “2015 Stock Plan”), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each, as applicable, as defined in the 2005 Stock Plan and 2015 Stock Plan with reference to shares of MetLife, Inc. common stock (“Shares”)). Awards under the 2005 Stock Plan and 2015 Stock Plan were outstanding at December 31, 2015. All awards in 2015 were granted under the 2015 Stock Plan.
Awards settled in Shares (and Stock Option exercises, if any) under the 2005 Stock Plan or 2015 Stock Plan settled in Shares are satisfied through the issuance of Shares held in treasury by MetLife, Inc. or by the issuance of new Shares. Awards that are payable in Shares and have become due may, in some circumstances, be deferred for issuance at a later date (“Deferred Shares”).
The aggregate number of Shares authorized for issuance under the 2015 Stock Plan at December 31, 2015 was equal to:

•	11,750,000 Shares, plus;

•	Shares available but not utilized under the 2005 Stock Plan, when the 2015 Stock Plan became effective (18,023,959 Shares at January 1, 2015), plus;

•
Shares utilized under the 2005 Stock Plan or 2015 Stock Plan that are or were recovered since the 2015 Stock Plan became effective on January 1, 2015 due to: (i) termination of the award by expiration, forfeiture, cancellation, lapse, or otherwise without the issuance of Shares; (ii) settlement of the award in cash either in lieu of Shares or otherwise; (iii) exchange of the award for awards not involving Shares; (iv) payment of the exercise price of a Stock Option, or the tax withholding requirements with respect to an award, satisfied by tendering Shares to MetLife, Inc. (by either actual delivery or by attestation); (v) satisfaction of tax withholding requirements with respect to an award satisfied by MetLife, Inc. withholding Shares otherwise issuable; and (vi) the payout of the 2012-2014 Performance Shares in 2015 at a performance factor of 101% rather than the maximum performance factor of 175% (4,475,737 Shares), less;

•
Shares covered by awards granted under the 2015 Stock Plan since it became effective on January 1, 2015, including Performance Shares assuming future payout at maximum performance factor, and Shares covered by imputed reinvested dividends credited in 2015 on Deferred Shares owed to employees or agents (4,380,101 Shares).

If a Share-settled Stock Appreciation Right were to be granted under the 2015 Stock Plan and were to be exercised, only the number of Shares issued, net of the Shares tendered, if any, would be deemed delivered for purposes of determining the maximum number of Shares available for issuance under the 2015 Stock Plan.
Each Share issued under the 2005 Stock Plan in connection with a Stock Option reduces the number of Shares remaining for issuance under that plan by one, and each Share issued under the 2005 Stock Plan in connection with awards other than Stock Options reduces the number of Shares remaining for issuance under that plan by 1.179 Shares (the “2005 Stock Plan Share Award Ratio”). For this purpose, any Shares issued pursuant to any Share-settled Stock Appreciation Rights that had been granted under the 2005 Stock Plan would have had (or have) the same effect as Shares issued pursuant to Stock Options. However, no Share-settled Stock Appreciation Rights were granted under the 2005 Stock Plan. Shares related to awards under the 2005 Stock Plan that are recovered, and therefore authorized for issuance under the 2015 Stock Plan, are recovered with consideration of the 2005 Stock Plan Share Award Ratio.
Each Share that will or may be issued under the 2015 Stock Plan reduces the number of Shares remaining for issuance under that plan by one.
Compensation expense related to awards under the 2005 Stock Plan or 2015 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.
Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. Under the 2015 Stock Plan, compensation expense principally relates to Stock Options, Unit Options, Performance Shares, Performance Units, Restricted Stock Units and Restricted Units. The majority of the awards granted each year under the 2005 Stock Plan and 2015 Stock Plan were made in the first quarter of each year.
Deferred Shares payable to employees or agents relate to awards under the 2005 Stock Plan, 2015 Stock Plan, or earlier applicable plans equaled 1,765,120 Shares at December 31, 2015.
Certain stock-based awards provide solely for cash settlement based in whole or in part on the price of Shares or changes in the price of Shares (“Phantom Stock-Based Awards”). Such awards have been made under the MetLife, Inc. International Unit Option Incentive Plan, the MetLife International Performance Unit Incentive Plan, and the MetLife International Restricted Unit Incentive Plan prior to 2015, and under the 2015 Stock Plan in 2015.
Description of Plans for Non-Management Director — General Terms
Under the MetLife, Inc. 2005 Non-Management Director Stock Compensation Plan (the “2005 Director Stock Plan”) and MetLife, Inc. 2015 Non-Management Director Stock Compensation Plan (the “2015 Director Stock Plan”), awards granted may be in the form of nonqualified Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, or Stock-Based Awards (each, as applicable, as defined in the 2005 Director Stock Plan and 2015 Director Stock Plan with reference to Shares) to non-management Directors of MetLife, Inc. The only awards made under the 2005 Director Stock Plan and 2015 Director Stock Plan through December 31, 2015 vested immediately, thus, no awards under the 2005 Director Stock Plan or 2015 Director Stock Plan remained outstanding at December 31, 2015.
Awards settled in Shares (and Stock Option exercises, if any) under the 2015 Director Stock Plan are satisfied through the issuance of Shares held in treasury by MetLife, Inc. or by the issuance of new Shares.
The aggregate number of Shares authorized for issuance under the 2015 Director Stock Plan at December 31, 2015 was equal to:

•	Shares available but not utilized under the 2005 Director Stock Plan when the 2015 Director Stock Plan became effective (1,642,208 Shares at January 1, 2015), less;

•
Shares covered by awards granted under the 2015 Director Stock Plan since it became effective and Shares covered by imputed reinvested dividends credited in 2015 on Deferred Shares owed to Directors (33,684 Shares).

Any Shares utilized under the 2005 Director Stock Plan or 2015 Director Stock Plan that were to be recovered due to (i) termination of the award by expiration, forfeiture, cancellation, lapse, or otherwise without the issuance of Shares; (ii) settlement of the award in cash either in lieu of Shares or otherwise; (iii) exchange of the award for awards not involving Shares; and (iv) payment of the exercise price of a Stock Option, or the tax withholding requirements with respect to an award, satisfied by tendering Shares to MetLife, Inc. (by either actual delivery or by attestation) would be available for issuance under the 2015 Director Stock Plan. In addition, if a Share-settled Stock Appreciation Right were to be granted under the 2015 Director Stock Plan, and was exercised, only the number of Shares issued, net of the Shares tendered, if any, would be deemed delivered for purposes of determining the maximum number of Shares available for issuance under the 2015 Director Stock Plan.
Each Share that will or may be issued under the 2015 Director Stock Plan reduces the number of Shares remaining for issuance under that plan by one.
Compensation expense related to awards under the 2015 Director Stock Plan is recognized based on the number of Shares awarded. The only awards made under the 2005 Director Stock Plan and under the 2015 Director Stock Plan through December 31, 2015 were Stock-Based Awards that vested immediately. The majority of the awards granted in 2015 under the 2015 Director Stock Plan were made in the second quarter of 2015.
Deferred Shares payable to Directors relate to awards under the 2005 Director Stock Plan, 2015 Director Stock Plan, or earlier applicable plans equaled 166,102 Shares at December 31, 2015.
Compensation Expense Related to Stock-Based Compensation
The components of compensation expense related to stock-based compensation includes compensation expense related to Phantom Stock-Based Awards, and excludes the insignificant compensation expense related to the 2015 Director Stock Plan. Those components were:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Stock Options and Unit Options	$14	$29	$39
Performance Shares and Units (1)	65	111	91
Restricted Stock Units and Restricted Units	75	52	45
Total compensation expense	$154	$192	$175
Income tax benefit	$54	$67	$61
______________

(1)
Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

	December 31, 2015
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$7	1.58
Performance Shares	$30	1.59
Restricted Stock Units	$50	1.71

Equity Awards
Stock Options
Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted has become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who meet specified age and service criteria and in certain other limited circumstances.
A summary of the activity related to Stock Options was as follows:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2015	26,078,927	$43.63	4.67	$312
Granted	669,944	$51.39
Exercised	(3,149,247)	$38.61
Expired	(64,921)	$55.68
Forfeited	(27,939)	$40.47
Outstanding at December 31, 2015	23,506,764	$44.50	4.09	$166
Vested and expected to vest at December 31, 2015	23,308,860	$44.50	4.06	$165
Exercisable at December 31, 2015	21,839,121	$44.29	3.77	$161
______________

(1)	The aggregate intrinsic value was computed using the closing Share price on December 31, 2015 of $48.21 and December 31, 2014 of $54.09, as applicable.
The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in the Company’s binomial lattice model are further described below. The assumptions include: expected volatility of the price of Shares; risk-free rate of return; dividend yield on Shares; exercise multiple; and the post-vesting termination rate.
Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. The Company uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. The Company chose a monthly measurement interval for historical volatility as this interval reflects the Company’s view that employee option exercise decisions are based on longer-term trends in the price of the underlying Shares rather than on daily price movements.
The binomial lattice model used by the Company incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.
Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.
The binomial lattice model used by the Company incorporates the contractual term of the Stock Options. The model also factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment. From these factors, the model derives an expected life of the Stock Option. The exercise behavior in the model is a multiple that reflects the ratio of exercise price to the strike price of the Stock Option at which holders are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.
The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

	Years Ended December 31,
	2015	2014	2013
Dividend yield	2.72%	2.18%	2.13%
Risk-free rate of return	0.20%-3.04%	0.12%-5.07%	0.16%-3.89%
Expected volatility	32.56%	33.26%	32.98%
Exercise multiple	1.44	1.45	1.51
Post-vesting termination rate	2.73%	2.93%	3.16%
Contractual term (years)	10	10	10
Expected life (years)	7	6	7
Weighted average exercise price of stock options granted	$51.39	$50.53	$35.96
Weighted average fair value of stock options granted	$13.29	$13.84	$9.88

The following table presents a summary of Stock Option exercise activity:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Total intrinsic value of stock options exercised	$44	$67	$79
Cash received from exercise of stock options	$121	$156	$202
Income tax benefit realized from stock options exercised	$15	$24	$28

Performance Shares
Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. Performance Shares are accounted for as equity awards. They are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who meet specified age and in certain other limited circumstances.
For awards granted prior to the January 1, 2013 – December 31, 2015 performance period, vested Performance Shares are multiplied by a performance factor of 0% to 200% based on MetLife, Inc.’s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. The estimated fair value of Performance Shares is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period. The performance factor for the January 1, 2012 – December 31, 2014 performance period was 101%.
For awards granted for the January 1, 2013 – December 31, 2015 and later performance periods in progress through December 31, 2015, the vested Performance Shares will be multiplied by a performance factor of 0% to 175%. Assuming that MetLife, Inc. has met threshold performance goals related to its adjusted income or total shareholder return, the MetLife, Inc. Compensation Committee will determine the performance factor in its discretion. In doing so, the Compensation Committee may consider MetLife, Inc.’s total shareholder return relative to the performance of its competitors and operating return on MetLife, Inc.’s common stockholder’s equity relative to its financial plan. The estimated fair value of Performance Shares will be remeasured each quarter until they become payable.
Restricted Stock Units
Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. Restricted Stock Units are accounted for as equity awards. They are not credited with dividend-equivalents for dividends paid on Shares. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock.
The vast majority of Restricted Stock Units normally vest in thirds on the first three anniversaries of their grant date. Other Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Vesting is subject to continued service, except for employees who meet specified age and service criteria and in certain other limited circumstances.
The following table presents a summary of Performance Share and Restricted Stock Unit activity:

	Performance Shares		Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	4,511,514	$44.85	3,504,230	$38.48
Granted	1,213,901	$43.53	1,532,272	$46.71
Forfeited	(61,458)	$44.08	(97,496)	$42.75
Payable (1)	(1,756,783)	$35.33	(1,860,047)	$36.73
Outstanding at December 31, 2015	3,907,174	$44.08	3,078,959	$43.50
Vested and expected to vest at December 31, 2015	3,748,479	$44.09	2,771,063	$43.50
______________

(1)	Includes both Shares paid and Deferred Shares for later payment.
Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2015, the three year performance period for the 2013 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,592,641 outstanding Performance Shares to which the 2013 – 2015 performance factor will be applied.
Liability Awards (Phantom Stock-Based Awards)
Certain MetLife international subsidiaries have a liability for Phantom Stock-Based Awards in the form of Unit Options, Restricted Units, and/or Performance Units. These Share-based cash settled awards are recorded as liabilities until payout is made. Unlike Share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liability awards is remeasured at the end of each reporting period based on the change in fair value of one Share. The liability and corresponding expense are adjusted accordingly until the award is settled.
Unit Options
Each Unit Option is the contingent right of the holder to receive a cash payment equal to the closing price of a Share on the surrender date, less the closing price on the grant date, if the difference is greater than zero. The vast majority of Unit Options has become or will become eligible for surrender at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Unit Options have become or will become eligible for surrender on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who meet specified age and service criteria and in certain other limited circumstances.
Restricted Units
Restricted Units are units that, if they vest, are payable in cash equal to the closing price of a Share on the last day of the restriction period. The vast majority of Restricted Units normally vest in their entirety on the third anniversary of their grant date. Vesting is subject to continued service, except for employees meet specified age and service criteria and in certain other limited circumstances. Restricted Units are accounted for as liability awards. They are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period.
Performance Units
Performance Units are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Units which are payable in cash equal to the closing price of a Share on a date following the last day of the three-year performance period. The performance factor for the Performance Units for any given period is determined on the identical basis as the performance factor for Performance Shares for the same performance period. Performance Units are accounted for as liability awards. They are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Accordingly, the estimated fair value of Performance Units is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.
See “— Equity Awards — Performance Shares” for a discussion of the Performance Shares vesting period and award calculation, which is also used for Performance Units.
The following table presents a summary of Liability Awards activity:

	Unit Options	Restricted Units	Performance Units
Outstanding at January 1, 2015	1,106,996	800,040	593,923
Granted	17,183	405,747	211,473
Exercised	(107,141)	—	—
Forfeited	(41,509)	(209,357)	(63,062)
Paid	—	(334,538)	(131,062)
Outstanding at December 31, 2015	975,529	661,892	611,272
Vested and expected to vest at December 31, 2015	877,976	595,703	550,145
Statutory Equity and Income
The states of domicile of MetLife, Inc.’s U.S. insurance subsidiaries impose risk-based capital (“RBC”) requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). American Life does not write business in Delaware or any other domestic state and, as such, is exempt from RBC requirements by Delaware law. Regulatory compliance is determined by a ratio of a company’s total adjusted capital, calculated in the manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in the manner prescribed by the NAIC (“ACL RBC”), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company Action Level RBC”). While not required by or filed with insurance regulators, the Company also calculates an internally defined combined RBC ratio (“Statement-Based Combined RBC Ratio”), which is determined by dividing the sum of TAC for MetLife, Inc.’s principal U.S. insurance subsidiaries, excluding American Life, by the sum of Company Action Level RBC for such subsidiaries. The Company’s Statement-Based Combined RBC Ratio was in excess of 390% at both December 31, 2015 and December 31, 2014. In addition, all non-exempted U.S. insurance subsidiaries individually exceeded Company Action Level RBC for all periods presented.
MetLife, Inc.’s foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. At December 31, 2015 and 2014, the adjusted capital of American Life’s insurance subsidiary in Japan, the Company’s largest foreign insurance operation, was in excess of four times the 200% solvency margin ratio that would require corrective action. Excluding Japan, the aggregate required capital and surplus of the Company’s other foreign insurance operations was $2.8 billion and the aggregate actual regulatory capital and surplus of such operations was $7.1 billion as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those other foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.
MetLife, Inc.’s insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles (“Statutory Codification”). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries.
Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.
In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.
MetLife, Inc.’s U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.
New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners’ Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of MLIC for the years ended December 31, 2015 and 2014 by an amount of $1.2 billion and $2.3 billion, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.
American Life calculates its policyholder reserves on insurance written in each foreign jurisdiction in accordance with the reserve standards required by such jurisdiction. American Life is not required to quantify the impact to its statutory capital and surplus as a result of applying this prescribed practice to its branch operations. Additionally, American Life’s insurance subsidiaries are valued based on each respective subsidiary’s underlying local statutory equity, adjusted in a manner consistent with the reporting prescribed for its branch operations. This valuation basis resulted in lower statutory capital and surplus of $1.8 billion and $2.8 billion for the years ended December 31, 2015 and 2014, respectively, than if the insurance subsidiaries were valued under NAIC guidance.
The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter Reassurance Company, Ltd. (“Exeter”) prior to the mergers into MetLife USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife USA’s statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.
The tables below present amounts from MetLife, Inc.’s U.S. insurance subsidiaries, which are derived from the statutory–basis financial statements as filed with the insurance regulators.
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2015	2014	2013
		(In millions)
Metropolitan Life Insurance Company	New York	$3,703	$1,487	$369
American Life Insurance Company	Delaware	$335	$(36)	$631
MetLife Insurance Company USA	Delaware	$(1,022)	$1,543	$3,358
Metropolitan Property and Casualty Insurance Company	Rhode Island	$204	$291	$282
Metropolitan Tower Life Insurance Company	Delaware	$(42)	$51	$52
Other	Various	$381	$454	$161

Statutory capital and surplus was as follows at:

	December 31,
Company	2015	2014
	(In millions)
Metropolitan Life Insurance Company	$14,485	$12,008
American Life Insurance Company	$6,115	$3,362
MetLife Insurance Company USA	$5,942	$6,042
Metropolitan Property and Casualty Insurance Company	$2,335	$2,388
Metropolitan Tower Life Insurance Company	$710	$767
Other	$417	$399

The Company’s domestic captive life reinsurance subsidiaries, which reinsure risks including the closed block, level premium term life and ULSG assumed from other MetLife subsidiaries, have no state prescribed accounting practices, except for MetLife Reinsurance Company of Vermont (“MRV”) and MetLife Reinsurance Company of Delaware (“MRD”). MRV, with the explicit permission of the Commissioner of Insurance of the State of Vermont, has included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV and the various affiliated cedants, which resulted in higher statutory capital and surplus of $6.0 billion for both the years ended December 31, 2015 and 2014. MRV’s RBC would have triggered a regulatory event without the use of the state prescribed practice. MRD, with the explicit permission of the Commissioner of Insurance of the State of Delaware, has included, as admitted assets, the value of letters of credit issued to MRD, which resulted in higher statutory capital and surplus of $200 million and $75 million for the years ended December 31, 2015 and 2014, respectively. MRD’s RBC would not have triggered a regulatory event without the use of the state prescribed practice. The combined statutory net income (loss) of MetLife, Inc.’s domestic captive life reinsurance subsidiaries was ($336) million, ($320) million and ($612) million for the years ended December 2015, 2014 and 2013, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practice, was $5.0 billion and $5.2 billion at December 31, 2015 and 2014, respectively.
Dividend Restrictions
Insurance Operations
The table below sets forth the dividends permitted to be paid by MetLife, Inc.’s primary insurance subsidiaries without insurance regulatory approval and dividends paid:

	2016	2015	2014
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)
	(In millions)
Metropolitan Life Insurance Company (3)	$3,753	$1,489	$821	(4)
American Life Insurance Company	$—	$—	$—
MetLife Insurance Company USA	$586	$500	$155	(5)
Metropolitan Property and Casualty Insurance Company	$130	$235	$200
Metropolitan Tower Life Insurance Company	$70	$102	$73
______________

(1)
Reflects dividend amounts that may be paid during 2016 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2016, some or all of such dividends may require regulatory approval.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)
As discussed below, the New York Insurance Law was amended, permitting MLIC to pay dividends without prior regulatory approval under one of two alternative formulations beginning in 2016. The dividend amount that MLIC may pay during 2016 under the new formulation is reflected in the table above.

(4)	During December 2014, MLIC distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million.

(5)
Prior to the mergers into MetLife USA of certain of its affiliates and a subsidiary, Exeter paid dividends of $155 million on its preferred stock. In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC (“MLIG”). Following the redemption, in August 2014, MLIG paid a dividend of $1.4 billion to MetLife, Inc. In November 2014, MetLife Insurance Company of Connecticut changed its name to MetLife Insurance Company USA. MetLife USA did not pay dividends in 2014.

Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting MLIC, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, MLIC is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive “unassigned funds (surplus)” excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, MLIC may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, MLIC may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, MLIC will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the “Superintendent”) and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under Delaware Insurance Code, each of American Life, MetLife USA and Metropolitan Tower Life Insurance Company (“MTL”) is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Each of American Life, MetLife USA, and MTL will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the “Delaware Commissioner”) and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under the Rhode Island Insurance Code, Metropolitan Property and Casualty Insurance Company (“MPC”) is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the aggregate amount of all such dividends in any 12 month period does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) net income, not including realized capital gains, for the immediately preceding calendar year, not including pro rata distributions of MPC’s own securities. In determining whether a dividend is extraordinary, MPC may include carry forward net income from the previous two calendar years, excluding realized capital gains less dividends paid in the second and immediately preceding calendar years. MPC will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Rhode Island Commissioner of Insurance (the “Rhode Island Commissioner”) and the Rhode Island Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. Under the Rhode Island Insurance Code, the Rhode Island Commissioner has broad discretion in determining whether the financial condition of a stock property and casualty insurance company would support the payment of such dividends to its stockholders.
MetLife, Inc.
In addition to regulatory restrictions on the payment of dividends by its insurance subsidiaries to MetLife, Inc., the payment of dividends by MetLife, Inc. to its stockholders is also subject to restrictions. The declaration and payment of dividends is subject to the discretion of MetLife, Inc.’s Board of Directors, and will depend on its financial condition, results of operations, cash requirements, future prospects and other factors deemed relevant by the Board. In addition, the payment of dividends on MetLife, Inc.’s common stock, and MetLife, Inc.’s ability to repurchase its common stock, may be subject to restrictions described below arising out of (i) regulation by the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) and the Federal Reserve Bank of New York (collectively, with the Federal Reserve Board, the “Federal Reserve”) as a result of the designation of MetLife, Inc. by the Financial Stability Oversight Council (“FSOC”) as a non-bank systemically important financial institution (“non-bank SIFI”), and (ii) restrictions under the terms of MetLife, Inc.’s preferred stock, and junior subordinated debentures in situations where MetLife, Inc. may be experiencing financial stress, as described below. For purposes of this discussion, “junior subordinated debentures” are deemed to include MetLife, Inc.’s Fixed-to-Floating Rate Exchangeable Surplus Trust Securities, which are exchangeable at the option of MetLife, Inc., or in the future upon the occurrence of certain events, for junior subordinated debentures, and which contain terms with the same substantive effects described in this discussion as the terms in MetLife’s junior subordinated debentures.
Regulatory Restrictions. On December 18, 2014, the FSOC designated MetLife, Inc. as a non-bank SIFI subject to regulation by the Federal Reserve and to enhanced supervision and prudential standards. On January 13, 2015, MetLife, Inc. filed an action in the U.S. District Court for the District of Columbia asking the court to review and rescind the FSOC’s designation of MetLife, Inc. as a non-bank SIFI. The court held oral argument on the parties’ cross motions for summary judgment on February 10, 2016. On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. See Note 23. The proposed Separation has no impact on MetLife, Inc.’s current status as a non-bank SIFI.
The Federal Reserve Board is required under Dodd-Frank to adopt enhanced prudential standards, including heightened capital and stress testing requirements, for non-bank SIFIs. Under such stress testing requirements, MetLife, Inc.’s ability to pay dividends and repurchase stock will be dependent on demonstrating the robustness of its capital planning and projection processes, as well as its ability to maintain the Company’s capital levels above regulatory minimum levels under stress scenarios. While these stress testing requirements have been adopted, they will not be effective until rules relating to capital requirements are implemented. Although the Federal Reserve Board has indicated that it intends to apply enhanced prudential standards to non-bank SIFIs by rule or order, it has not yet done so. Therefore, the manner in which these proposed standards might apply to MetLife, Inc. remains unclear. Enhanced prudential and capital standards imposed on MetLife, Inc. as a non-bank SIFI could adversely affect its ability to pay dividends to its stockholders, as well as repurchase its common stock or other securities or engage in other transactions that could affect its capital. In addition, MetLife, Inc. may not be able to pay dividends if it does not receive sufficient funds from its operating subsidiaries, which are themselves subject to separate regulatory restrictions on their ability to pay dividends. See “─ Dividend Restrictions.”
MetLife, Inc. has also been designated as a global systemically important insurer by the Financial Stability Board. As such, it could be subject to enhanced capital standards and supervision and other additional requirements that would not apply to companies that are not so designated. These policy proposals would need to be implemented by legislation or regulation in each applicable jurisdiction, and the impact on MetLife, Inc. is uncertain.
“Dividend Stopper” Provisions in the Preferred Stock and Junior Subordinated Debentures. Certain terms of MetLife, Inc.’s preferred stock and junior subordinated debentures (sometimes referred to as “dividend stoppers”) may prevent it from repurchasing its common or preferred stock or paying dividends on its common or preferred stock in certain circumstances. Dividends on the preferred stock are not cumulative. If a dividend is not declared before the dividend payment date, MetLife, Inc. has no obligation to pay dividends accrued for that dividend period whether or not dividends are declared and paid in future periods. No dividends may, however, be paid or declared on MetLife, Inc.’s common stock — or any other securities ranking junior to the preferred stock — unless the full dividends for the latest completed dividend period on all preferred stock, and any parity stock, have been declared and paid or provided for. Under the junior subordinated debentures, if MetLife, Inc. has not paid in full the accrued interest on its junior subordinated debentures through the most recent interest payment date, it may not repurchase or pay dividends on its common stock or other capital stock (including the preferred stock), subject to certain exceptions. The junior subordinated debentures provide that MetLife may, at its option and provided that certain conditions are met, defer payment of interest without giving rise to an event of default for periods of up to 10 years (although after five years MetLife, Inc. would be obligated to use commercially reasonable efforts to sell equity securities to raise proceeds to pay the interest), with no limitation on the number of deferral periods that MetLife, Inc. may begin, so long as all accrued and unpaid interest is paid with respect to prior deferral periods. If MetLife, Inc. were to elect to defer payments of interest, the “dividend stopper” provisions in the junior subordinated debentures would thus prevent MetLife, Inc. from repurchasing or paying dividends on its common stock or other capital stock (including the preferred stock) during the period of deferral, subject to exceptions.
In addition, the preferred stock and the junior subordinated debentures contain provisions that would automatically suspend the payment of preferred stock dividends and junior subordinated debenture interest payments if MetLife, Inc. fails to meet certain risk based capital ratio, net income and stockholders’ equity tests at specified times. In such cases, however, MetLife would be permitted to make the payments if it were able to utilize a prescribed alternative payment mechanism. As a result of the suspension of these payments, the “dividend stopper” provisions would come into effect.
MetLife, Inc. is a party to certain RCCs which limit its ability to eliminate these restrictions through the repayment, redemption or purchase of preferred stock or junior subordinated debentures by requiring MetLife, Inc., subject to certain limitations, to receive cash proceeds during a specified period from the sale of specified replacement securities prior to any such repayment, redemption or purchase. See “— Preferred Stock” for a description of such covenants in effect with respect to the preferred stock, and Note 14 for a description of such covenants in effect with respect to junior subordinated debentures.
Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI attributable to MetLife, Inc., was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2012	$13,588	$831	$(533)	$(2,489)	$11,397
OCI before reclassifications	(8,487)	(937)	(937)	1,078	(9,283)
Deferred income tax benefit (expense)	2,807	312	(189)	(379)	2,551
AOCI before reclassifications, net of income tax	7,908	206	(1,659)	(1,790)	4,665
Amounts reclassified from AOCI	411	36	—	214	661
Deferred income tax benefit (expense)	(136)	(11)	—	(75)	(222)
Amounts reclassified from AOCI, net of income tax	275	25	—	139	439
Balance at December 31, 2013	8,183	231	(1,659)	(1,651)	5,104
OCI before reclassifications	11,197	669	(1,492)	(1,150)	9,224
Deferred income tax benefit (expense)	(3,419)	(261)	(208)	401	(3,487)
AOCI before reclassifications, net of income tax	15,961	639	(3,359)	(2,400)	10,841
Amounts reclassified from AOCI	(811)	717	77	180	163
Deferred income tax benefit (expense)	249	(280)	(27)	(63)	(121)
Amounts reclassified from AOCI, net of income tax	(562)	437	50	117	42
Sale of subsidiary (2)	(320)	—	6	—	(314)
Deferred income tax benefit (expense)	80	—	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	—	(234)
Balance at December 31, 2014	15,159	1,076	(3,303)	(2,283)	10,649
OCI before reclassifications	(7,218)	(19)	(1,646)	125	(8,758)
Deferred income tax benefit (expense)	2,519	6	(1)	(43)	2,481
AOCI before reclassifications, net of income tax	10,460	1,063	(4,950)	(2,201)	4,372
Amounts reclassified from AOCI	(223)	608	—	229	614
Deferred income tax benefit (expense)	78	(213)	—	(80)	(215)
Amounts reclassified from AOCI, net of income tax	(145)	395	—	149	399
Balance at December 31, 2015	$10,315	$1,458	$(4,950)	$(2,052)	$4,771
__________________

(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)	See Note 3.
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statement of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2015	2014	2013
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$129	$603	$344	Net investment gains (losses)
Net unrealized investment gains (losses)	49	67	93	Net investment income
Net unrealized investment gains (losses)	45	141	(26)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	223	811	411
Income tax (expense) benefit	(78)	(249)	(136)
Net unrealized investment gains (losses), net of income tax	$145	$562	$275
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$85	$42	$20	Net derivative gains (losses)
Interest rate swaps	12	9	8	Net investment income
Interest rate swaps	—	—	—	Other expenses
Interest rate forwards	6	(7)	10	Net derivative gains (losses)
Interest rate forwards	5	4	3	Net investment income
Interest rate forwards	2	2	(1)	Other expenses
Foreign currency swaps	(720)	(768)	(3)	Net derivative gains (losses)
Foreign currency swaps	(1)	(2)	(3)	Net investment income
Foreign currency swaps	1	2	1	Other expenses
Credit forwards	1	—	—	Net derivative gains (losses)
Credit forwards	1	1	1	Net investment income
Gains (losses) on cash flow hedges, before income tax	(608)	(717)	36
Income tax (expense) benefit	213	280	(11)
Gains (losses) on cash flow hedges, net of income tax	$(395)	$(437)	$25

Foreign currency translation adjustment	$—	$(77)	$—	Net investment gains (losses)
Income tax (expense) benefit	—	27	—
Foreign currency translation adjustment, net of income tax	$—	$(50)	$—
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)	$(233)	$(180)	$283
Amortization of prior service (costs) credit	4	—	(69)
Amortization of defined benefit plan items, before income tax	(229)	(180)	214
Income tax (expense) benefit	80	63	(75)
Amortization of defined benefit plan items, net of income tax	$(149)	$(117)	$139
Total reclassifications, net of income tax	$(399)	$(42)	$439
__________________

(1)	These AOCI components are included in the computation of net periodic benefit costs. See Note 18.